SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Oct. 27, 2022	Jun. 24, 2022	Jun. 23, 2022	May 18, 2022	May 03, 2022	Apr. 18, 2022	Oct. 26, 2022	Oct. 01, 2022	Jan. 01, 2022	Jan. 02, 2021
Subsequent Event [Line Items]
Reverse stock split		one-for-ten
Preferred stock, par or stated value per share								$ 0.00001	$ 0.00001	$ 0.00001
Maximum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								3,750,000	3,750
Minimum [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 5.80	$ 18.50
Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Cash payment						$ 14,000
Convertible preferred stock, shares						9,000,000
Stock Purchase Agreement [Member] | Series H Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Convertible preferred stock, shares						9,000,000
Payments to acquire businesses, gross				$ 9,000,000		$ 9,000,000
Preferred stock, par or stated value per share				$ 0.00001
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split			the Company filed a Certificate of Amendment of Amended and Restated Certificate of Incorporation (the “Certificate of Amendment”) with the Secretary of State of Delaware to effect a 1-for-10 reverse stock split of the shares of the Company’s common stock, par value $0.00001 per share, either issued and outstanding or held by the Company as treasury stock, effective as of 4:05 p.m. (Delaware time) on June 23, 2022 (the “Reverse Stock Split”). The Company held a special meeting of stockholders on June 23, 2022 (the “Special Meeting”), at which meeting the Company’s stockholders, approved the amendment to the Company’s Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”) to effect a reverse stock split of the Company’s common stock at a ratio in the range of 1-for-2 to 1-for-20, with such ratio to be determined by the Company’s board of directors (the “Board”) and included in a public announcement. Following the Special Meeting, the Board determined to effect the Reverse Stock Split at a ratio of 1-for-10 and approved the corresponding final form of the Certificate of Amendment.
Subsequent Event [Member] | Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Cash payment						$ 14
Preferred Stock, Voting Rights					On May 3, 2022, the Board declared a dividend of one one-thousandth (1/1,000th) of a share of Series J Preferred Stock for each outstanding share of Common Stock to stockholders of record of Common Stock as of 5:00 p.m. Eastern Time on May 13, 2022. The holders of Series J Preferred Stock have 1,000,000 votes per whole share of Series J Preferred Stock (i.e., 1,000 votes per one one-thousandth of a share of Series J Preferred Stock) and are entitled to vote with the Common Stock, together as a single class, on the Reverse Stock Split Proposal and Adjournment Proposal, but are not otherwise entitled to vote on the other proposals, if any, to be presented at the Special Meeting. All shares of Series J Preferred Stock that are not present in person or by proxy at any meeting of stockholders held to vote on the Reverse Stock Split and the Adjournment Proposal as of immediately prior to the opening of the polls at such meeting (the “Initial Redemption Time”) will automatically be redeemed in whole, but not in part, by the Company at the Initial Redemption Time without further action on the part of the Company or the holder of shares of Series J Preferred Stock (the “Initial Redemption”). Notwithstanding the foregoing, each share of Series J Preferred Stock redeemed pursuant to the Initial Redemption will have no voting power with respect to the Reverse Stock Split, the Adjournment Proposal or any other matter. When a holder of Common Stock submits a vote on the Reverse Stock Split Proposal and the Adjournment Proposal, the corresponding number of shares of Series J Preferred Stock (or fraction thereof) held by such holder will be automatically cast in the same manner as the vote of the share of Common Stock (or fraction thereof) in respect of which such share of Series J Preferred Stock (or fraction thereof) was issued as a dividend is cast on the Reverse Stock Split, the Adjournment Proposal or such other matter, as applicable, and the proxy or ballot with respect to shares of Common Stock held by any holder on whose behalf such proxy or ballot is submitted will be deemed to include all shares of Series J Preferred Stock (or fraction thereof) held by such holder. Holders of Series J Preferred Stock will not receive a separate ballot or proxy to cast votes with respect to the Series J Preferred Stock on the Reverse Stock Split, the Adjournment Proposal or any other matter brought before the Special Meeting. For example, if a stockholder holds 10 shares of Common Stock (entitled to one vote per share) and votes in favor of the Reverse Stock Split Proposal, then 10,010 votes will be recorded in favor of the Reverse Stock Split Proposal, because the stockholder’s shares of Series J Preferred Stock will automatically be voted in favor of the Reverse Stock Split Proposal alongside such stockholder’s shares of Common Stock.
Subsequent Event [Member] | Stock Purchase Agreement [Member] | Series H Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Convertible preferred stock, shares						9,000,000
Payments to acquire businesses, gross				$ 9,000
Preferred stock, par or stated value per share				$ 0.00001
Business combination consideration transferred				$ 5,000
Subsequent Event [Member] | Third Amended and Restated Note Purchase Agreement [Member] | Jackson Investment Group, LLC [Member]
Subsequent Event [Line Items]
Principal balance	$ 9,000,000.0
Debt description	the Company is required to pay interest on the Jackson Note at a per annum rate of 12% and in the event the Company has not repaid in cash at least 50% of the outstanding principal balance of the Jackson Note by October 27, 2023, then interest on the outstanding principal balance of the Jackson Note shall continue to accrue at 16% per annum of the outstanding principal balance of the Jackson Note until the Jackson Note is repaid in full.
Debt interest rate	12.00%
Debt maturity date description	extends the maturity date of the Jackson Note from October 28, 2022 to October 14, 2024.
Subsequent Event [Member] | Third Amended and Restated Note Purchase Agreement [Member] | Jackson and MidCap [Member]
Subsequent Event [Line Items]
Increase the credit commitments	$ 32,500,000
Subsequent Event [Member] | Amended and Restated Warrant Agreement [Member] | Jackson Investment Group, LLC [Member]
Subsequent Event [Line Items]
Reverse stock split	1-for-6 reverse stock split, effectuated by the Company on June 30, 2021 and the 1-for-10 reverse stock split
Warrant to purchase shares	15,093
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 60.00
Subsequent Event [Member] | Existing Warrant [Member] | Jackson Investment Group, LLC [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.06
Subsequent Event [Member] | Credit and Security Agreement [Member] | MidCap Funding IV Trust [Member]
Subsequent Event [Line Items]
Debt maturity date description	extends the commitment expiry date from October 27, 2022 to September 6, 2024
Loans payable	$ 32,500,000						$ 25,000,000
Loan description	Amendment No. 27 increases the applicable margin from 4.0% to 4.25%, with respect to the Loan (other than Letter of Credit Liabilities (as defined in the Credit and Security Agreement)), and from 3.5% to 3.75% with respect to the Letter of Credit Liabilities. Amendment No. 27 also replaces the interest rate benchmark from LIBOR to SOFR and provides that the Loan shall bear interest at the sum of a term-based SOFR rate (plus a SOFR adjustment of 0.11448%) plus the Applicable Margin, subject to certain provisions for the replacement of SOFR with an alternate benchmark in connection with SOFR no longer being provided by its administrator. Notwithstanding the foregoing, the SOFR interest rate shall not be at any time less than 1.00%.
Modification fee	$ 135,000,000
Loans to pay off	8,000,000
Subsequent Event [Member] | Credit and Security Agreement [Member] | MidCap Funding IV Trust [Member] | Tranches [Member]
Subsequent Event [Line Items]
Loan commitment amount	42,500,000
Subsequent Event [Member] | Credit and Security Agreement [Member] | MidCap Funding IV Trust [Member] | Tranches [Member] | Maximum [Member]
Subsequent Event [Line Items]
Loans payable	10,000,000
Subsequent Event [Member] | Credit and Security Agreement [Member] | MidCap Funding IV Trust [Member] | Tranches [Member] | Minimum [Member]
Subsequent Event [Line Items]
Loans payable	$ 5,000,000